WILMINGTON
     FUNDS

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Summary Prospectus                                              November 1, 2010
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WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

                                                  Link to Statutory Prospectus
Ticker: Institutional Shares -- WMIIX             and Statement of
        A Shares -- WMMFX                         Additional Information

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund including the Fund's Statement of Additional Information (SAI) and shareholder reports online at www.wilmingtonfunds.com. You can also get this information at no cost by calling 800.336.9970, by sending an email request to wtmutualfund@wilmingtontrust.com, or from any financial intermediary that offers shares of the Fund. The Fund's Prospectus and SAI, both dated November 1, 2010, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE
The Fund's investment objective is to achieve superior long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in A Shares of the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the section "Purchase of Shares" on page 27 of the Fund's Prospectus.


Shareholder Fees
(fees paid directly from your investment)              Institutional Shares     A Shares
-------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a % of offering price)                             None                     3.50%
-------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed
  within 60 days of purchase)                          1.00%                    1.00%
-------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that you pay each year as a % of the
value of your investment)                              Institutional Shares     A Shares
-------------------------------------------------------------------------------------------
Management Fees                                        0.88%                    0.88%
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Distribution (12b-1) and/or Service Fees               None                     0.25%
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Other Expenses                                         0.50%                    0.50%
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Acquired Fund Fees and Expenses                        0.06%                    0.06%
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Total Annual Fund Operating Expenses                   1.44%                    1.69%
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

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                  1 Year   3 Years   5 Years   10 Years
        ----------------------------------------------------------------
        Institutional Shares      $147     $456      $ 787     $1,724
        ----------------------------------------------------------------
        A Shares                  $516     $864      $1,236    $2,278
        ----------------------------------------------------------------

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes if Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.

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Wilmington Multi-Manager International Fund                     November 1, 2010
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INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 85% of its assets in a diversified portfolio of equity (or equity-related) securities of foreign issuers, including:

     o    Common stocks of foreign issuers;

     o Preferred stocks and/or debt securities that are convertible into securities of foreign issuers or that otherwise exhibit equity-like characteristics;

     o Equity securities of foreign issuers listed or traded in the form of depository receipts, including but not limited to European Depository Receipts, Global Depository Receipts, American Depository Receipts and non-voting depository receipts; and

     o Open-end or closed-end investment companies that primarily invest in the equity securities of issuers in a single country or geographic region directly, including exchange traded funds ("ETFs").

The Fund utilizes a multi-manager strategy in which the investment adviser, Rodney Square Management Corporation ("RSMC"), allocates the Fund's assets among a number of sub-advisers, or invests directly (up to 60% of the Fund's assets) in ETFs. Subject to the supervision of RSMC, each sub-adviser acts independently from the others and utilizes its own distinct investment style in buying and selling securities within the constraints of the Fund's investment objective, strategies and restrictions. The Fund will limit investment in emerging market securities to no more than 35% of its assets.

The Fund may attempt to hedge against currency risks associated with its portfolio securities by using forward foreign currency exchange contracts. The Fund may also invest in fully collateralized equity index futures as a substitute for conventional equity securities. The Fund's anticipated use of forward foreign currency exchange contracts and equity index futures is expected to be infrequent.

Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment may fluctuate significantly from day-to-day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other governmental agency. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to the principal risks described below.

o Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of the Fund.

o Debt Security Risks: Fixed income securities are subject to credit risk, interest rate risk and prepayment risk.

o    Foreign Securities Risks:

     Currency Risk. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

     Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. The risks of foreign investments are usually greater for emerging markets than more developed markets and may be considered speculative.

     Foreign Tax Risk. Income from foreign issuers may be subject to additional taxes.

     Information Risk. Less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

     Investment Restriction Risk. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets.

     Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social, or economic instability.

o Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

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Wilmington Multi-Manager International Fund                     November 1, 2010
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o    Futures Contracts Risk: The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

o Investment Company Risk: As a shareholder in an investment company, the Fund bears its pro-rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses.

o Leverage Risk: The risk associated with securities transactions or practices that multiply small market movements into larger changes in value.

o Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

o Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

o Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund's realization of capital gains.

o Preferred Stock Risk: The value of a preferred stock is affected by interest rates, the credit quality of the issuing corporation and any call provisions.

o Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

RISK/RETURN BAR CHART AND PERFORMANCE TABLE
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

     o    changes in the Fund's performance from year-to-year; and

     o how the Fund's average annual returns for one year, five year and since inception periods compared to those of a broad measure of market performance.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at wilmingtonfunds.com and/or by calling the Fund toll-free at 800.336.9970.

The annual returns in the bar chart are for the Fund's Institutional Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

              Annual Total Returns for the Past 10 Calendar Years


                              [BAR GRAPH OMITTED]

-15.60%  -26.91%  -18.10%  33.95%  22.10%  14.21%  27.97%  12.87%   -46.16%  37.15%
 2000     2001     2002     2003    2004    2005    2006    2007      2008    2009

                                 Calendar Year


Calendar Year-to-Date Total Return as of September 30, 2010: 7.81%

During the periods shown in the bar chart, the Fund's best quarter was up 25.7% (quarter ended June 30, 2009) and the Fund's worst quarter was down -22.28% (quarter ended December 31, 2008).

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Wilmington Multi-Manager International Fund                     November 1, 2010
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After-tax returns are shown only for Institutional Shares and after-tax returns for A Shares will vary.

Average Annual Total Returns (for the periods ended December 31, 2009)    1 Year       5 Years      10 Years
---------------------------------------------------------------------------------------------------------------
Institutional Shares Return Before Taxes                                  37.15%       4.02%        0.06%
Institutional Shares Return After Taxes on Distributions(1)               36.85%       2.45%        -1.27%
Institutional Shares Return After Taxes on Distributions and Sale
of Fund Shares(1)                                                         24.80%       3.39%        -0.28%
---------------------------------------------------------------------------------------------------------------
A Shares Return Before Taxes(2)                                           31.91%       N/A          N/A
MSCI ACWI ex-US Net Index
(reflects no deduction for fees, expenses or taxes)                       41.45%       5.83%        2.71%
---------------------------------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) From inception of the Fund's A Shares on December 20, 2005, through December 31, 2009, the average annual total return was 0.61% for the A Shares and 3.39% for the MSCI ACWI ex-US Net Index.

MANAGEMENT
Investment Adviser
Rodney Square Management Corporation ("RSMC") is the investment adviser for the Fund.
Investment Sub-Advisers
Acadian Asset Management LLC; Artio Global Management LLC; Dimensional Fund Advisors LP; Goldman Sachs Asset Management, L.P.; Parametric Portfolio Associates LLC; Principal Global Investors LLC; Wilmington Trust Investment Management, LLC ("WTIM").

Portfolio Managers
The following table lists the persons responsible for the day-to-day management of the Fund's portfolio:

Name                  Length of Service               Title
------------------------------------------------------------------------------------------
R. Samuel Fraundorf   Portfolio Manager of the Fund   President of WTIM
                      since 2004.
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Jonathan Glidden      Portfolio Manager of the Fund   Vice President of RSMC and WTIM and
                      since 2007.                     Director of Manager Research
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George Chen           Portfolio Manager of the Fund   Assistant Vice President and Research
                      since 2005.                     Analyst at WTIM
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Amanda M. Cogar       Portfolio Manager of the Fund   Assistant Vice President and Research
                      since 2005.                     Analyst at WTIM
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

PURCHASE AND SALE OF SHARES

               Purchase Minimums          Initial        Subsequent
               ----------------------------------------------------
               Institutional Shares       $500,000       None
               ----------------------------------------------------
               A Shares                   $ 1,000        None
               ----------------------------------------------------

You may purchase and sell (redeem) your shares each day the New York Stock Exchange is open. You may purchase and sell your shares through your financial intermediary or by mail (Wilmington Funds, c/o BNY Mellon Investment Servicing, P.O. Box 9828, Providence, RI, 02940) or telephone (800.336.9970) .

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan. Your withdrawals from a retirement plan may be subject to federal income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

4                                                 INTERNAT'L. -- SUMPRO -- 11/10